EXPENSES BY NATURE - Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Cost of inventories recognized as expenses	$ (25,645)	$ (21,404)	$ (17,398)
Royalty fees	(4,907)	(2,145)	0
Obsolete inventory impairments	(4,847)	(1,663)	(164)
Total	$ (35,399)	$ (25,212)	$ (17,562)